PRODUCT WARRANTIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Beginning balance	$ 568	$ 544
Warranties, performance guarantees issued and changes in estimated liability	327	239
Settlements made	(346)	(194)
Other	5	(11)
Acquisition	232	0
Reclassified to held for sale	0	(10)
Ending balance	$ 786	$ 568